Unaudited Condensed Consolidated Interim Statements of Cash Flows € in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($) [1]	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€)
Cash flows from operating activities
Loss for the period	€ (1,576)	$ (1,849)	€ (3,347)	€ (9,006)
Adjustments for:
Financing expenses (income), net	978	1,148	2,206	19,247
Profit from settlement of derivatives contract			199	316
Impairment losses on assets of disposal groups classified as held-for-sale			405	405
Depreciation and amortization expenses	8,488	9,956	8,279	15,935
Share-based payment transactions	4	5	61	112
Share of profits of equity accounted investees	(12)	(14)	(1,809)	(11,062)
Change in trade receivables and other receivables	7,385	8,662	(3,214)	(8,824)
Change in other assets	(1,002)	(1,175)	5	3,770
Change in receivables from concessions project			793	793
Change in trade payables	2,678	3,141	(633)	(31)
Change in other payables	(4,810)	(5,642)	1,759	4,455
Tax benefit	(1,771)	(2,077)	(993)	(1,429)
Income taxes refund (paid)	(27)	(32)	479	623
Interest received	1,344	1,576	1,706	2,537
Interest paid	(6,626)	(7,772)	(5,428)	(9,873)
Net cash provided by operating activities	5,053	5,927	468	7,968
Cash flows from investing activities
Acquisition of fixed assets	(36,930)	(43,317)	(19,593)	(72,922)
Interest paid capitalized to fixed assets	(1,827)	(2,143)	(1,121)	(2,515)
Proceeds from sale of investments			9,267	9,267
Advances on account of investments			(54)	(163)
Proceeds from advances on account of investments in process				514
Proceeds in settlement of derivatives, net			159	(316)
Proceeds from in restricted cash, net	(9,166)	(10,751)	119	689
Proceeds from (investment in) short term deposits, net			(1,483)	1,004
Net cash used in investing activities	(47,923)	(56,211)	(12,706)	(64,442)
Cash flows from financing activities
Issuance of warrants	475	557	3,735	2,449
Cost associated with long term loans	(1,057)	(1,240)	(1,466)	(2,567)
Sale of shares in subsidiaries to Non-controlling interests (Note 1B)	20,852	24,458
Payment of principal of lease liabilities	(452)	(530)	(486)	(2,941)
Proceeds from short term loans	17,434	20,450
Proceeds from long term loans	465	545	10,478	19,482
Repayment of long-term loans	(6,753)	(7,921)	(6,667)	(11,776)
Repayment of Debentures	(35,691)	(41,864)	(35,845)	(35,845)
Proceeds from issuance of Debentures, net	56,729	66,540	45,790	74,159
Net cash provided by financing activities	52,002	60,995	15,539	42,961
Effect of exchange rate fluctuations on cash and cash equivalents	(3,766)	(4,417)	1,188	3,092
Increase in cash and cash equivalents	5,366	6,294	4,489	(10,421)
Cash and cash equivalents at the beginning of the period	41,134	48,248	51,127	51,127
Cash from disposal groups classified as held-for-sale			428	428
Cash and cash equivalents at the end of the period	€ 46,500	$ 54,542	€ 56,044	€ 41,134

[1]	Convenience translation into US$ (exchange rate as at June 30, 2025: EUR 1 = US$ 1.173)